Other Operating Income - Schedule of Other Operating Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Component Of Other Operating Income [Line Items]
Total other operating income	$ 51	$ 216	$ 475
Gain on sale of vessels			93
Sundry Shipping Income [Member]
Component Of Other Operating Income [Line Items]
Total other operating income	$ 51	$ 216	$ 382